Cover	Jan. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity File Number	811-22778
Entity Registrant Name	Mill City Ventures III, Ltd.
Entity Central Index Key	0001425355
Entity Tax Identification Number	90-0316651
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	1907 Wayzata Boulevard
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false